SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
SupplementalOilAndGasReserveInformation [Abstract]
Summary of proved developed and undeveloped reserves
The following table sets forth information for the years ended December 31, 2015 and 2014 with respect to changes in the Company's proved (i.e. proved developed and undeveloped) reserves:

	Crude Oil (Bbls)	Natural Gas (Mcf)
December 31, 2013	842,719	2,564,277
Purchase of reserves	-	-
Revisions of previous estimates	(127,574)	(862,412)
Extensions, discoveries	579,991	2,715,870
Sale/conveyance of reserves	(361,901)	(102,540)
Production	(33,508)	(77,954)
December 31, 2014	899,727	4,237,241
Purchase of reserves	-	-
Revisions of previous estimates	(859,230)	(4,063,500)
Extensions, discoveries	-	-
Sale of reserves	-	-
Production	(7,067)	(32,291)
December 31, 2015	33,430	141,450

Proved Developed Reserves, included above:
Balance, December 31, 2013	170,531	313,358
Balance, December 31, 2014	50,185	197,146
Balance, December 31, 2015	33,430	141,450
Proved Undeveloped Reserves, included above:
Balance, December 31, 2013	672,188	2,250,920
Balance, December 31, 2014	849,542	4,040,095
Balance, December 31, 2015	-	-

(1)
Calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. The Company expects that all of its Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to its oil and gas assets. There were no taxes in any year as the tax basis and NOLs exceeded the future net revenue.

Summary of future net cash flows relating to proved oil and gas
	For the Year Ended December 31,
	(in thousands)
	2015	2014
Future oil and gas sales	$1,819	$96,165
Future production costs	(983)	(22,895)
Future development costs	-	(28,388)
Future income tax expense (1)	-	-
Future net cash flows	836	44,882
10% annual discount	(228)	(21,628)
Standardized measure of discounted future net cash flows	$608	$23,254

Summary of changes in standardized measure of discounted future net cash flows
	2015	2014
Balance at beginning of period	$23,254	$23,342
Sales of oil and gas, net	(146)	(1,722)
Net change in prices and production costs	(26,115)	(262)
Net change in future development costs	20,626	2,781
Extensions and discoveries	-	16,137
Acquisition of reserves	-	-
Sale / conveyance of reserves	-	(11,514)
Revisions of previous quantity estimates	(19,336)	(7,842)
Previously estimated development costs incurred	-	-
Net change in income taxes	-	-
Accretion of discount	2,325	2,334
Balance at end of period	$608	$23,254